Investments Accounted for Using the Equity Method (Summarized Statement of Comprehensive Income for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Revenue	¥ 74,623,575	¥ 100,269,667	¥ 107,688,907
Depreciation and amortization	(1,827,139)	(1,838,788)	(1,807,613)
Interest income	431,228	398,176	443,661
Interest expense	(93,440)	(53,784)	(79,246)
Profit/(loss) from continuing operations	590,778	2,656,128	6,808,121
Income tax expense	65,620	(428,963)	(1,471,903)
Other comprehensive income	(11,512)	7,449	(7,014)
Total comprehensive income	644,886	2,234,614	5,329,204
BOC [member]
Disclosure of joint ventures [line items]
Revenue	420,160	414,374	423,160
Depreciation and amortization	(45,756)	(50,199)	(46,456)
Interest income	2,246	636	1,154
Interest expense	0	0	0
Profit/(loss) from continuing operations	108,677	108,565	114,275
Income tax expense	(26,290)	(28,382)	(27,799)
Post-tax profit/(loss) from continuing operations	82,387	80,183	86,476
Other comprehensive income	0	0	0
Total comprehensive income	82,387	80,183	86,476
Dividends declared by joint venture	76,468	77,800	73,000
JYJC [member]
Disclosure of joint ventures [line items]
Revenue	21,674	29,290	21,542
Depreciation and amortization	(350)	0	0
Interest income	304	308	27
Interest expense	0	0	0
Profit/(loss) from continuing operations	2,279	3,107	1,833
Income tax expense	(177)	(777)	(450)
Post-tax profit/(loss) from continuing operations	2,102	2,330	1,383
Other comprehensive income	0	0	0
Total comprehensive income	2,102	2,330	1,383
Dividends declared by joint venture	2,098	906	64
Yangu Gas [member]
Disclosure of joint ventures [line items]
Revenue	58,463	55,302	58,679
Depreciation and amortization	(8,313)	(11,272)	(2,245)
Interest income	1,483	1,119	541
Interest expense	0	0	0
Profit/(loss) from continuing operations	1,830	40	(2,518)
Income tax expense	0	0	0
Post-tax profit/(loss) from continuing operations	1,830	40	(2,518)
Other comprehensive income	0	0	0
Total comprehensive income	1,830	40	(2,518)
Dividends declared by joint venture	¥ 2,000	¥ 0	¥ 0